Share and other capital - November 2016 Offering (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 01, 2016	Mar. 11, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Payments for share issue costs			$ 0	$ 250	$ 1,107
Proceeds from warrants exercised			0	242	0
Warrant liability			3,634	3,897	6,854	$ 10,891
Gain (loss) on change in fair value of warrant liability			(263)	$ (2,222)	$ (4,437)
Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants (in shares)	0.45
Period after date of issuance in which warrants become exercisable	6 months
Sale of stock offering period	3 years
Exercise price (in usd per share)	$ 4.70
Pre-Funded Warrants | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity	$ 3,239
Share issue related cost	450
Share capital | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Allocation of equity	3,921
Share issue related cost	$ 544
Common share | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Number of securities called by warrants or rights (in shares)	2,100,000
Number of securities called by warrants (in shares)	945,000
Proceeds from issuance or sale of equity	$ 7,600
Payments for share issue costs	1,000
Finance costs	$ 27
Sale of stock, price per share (USD per share)	$ 10.00
Warrants exercisable in share-based payment arrangement, number of trading days immediately prior to exercise date	10 days
Proceeds from warrants exercised	$ 4,400
Warrant liability
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Warrant liability	400		$ 3,634
Warrant liability | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Share issue related cost	56
General and Administrative | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Gain (loss) on change in fair value of warrant liability	$ 56
Pre-Funded Warrants | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Exercise price (in usd per share)	$ 3.60
Warrants Not Settleable In Cash | Registered Direct Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Risk-free annual interest rate	0.63%
Expected volatility	112.48%
Expected life (years)			1 year 7 months 17 days
Expected dividend yield		0.00%
Warrants Not Settleable In Cash | Series C Warrant | Public Stock Offering
Subsidiary or Equity Method Investee, Sale of Stock by Subsidiary or Equity Investee [Line Items]
Initial beneficial ownership limitation option one		4.90%
Warrant exercise period	5 years